Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 39,161		$ (46,537)	[1]	$ 47,017	[1]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Income from discontinued operations					(1,363)	[1]
Depreciation and amortization	13,261		17,919	[1]	19,918	[1]
IMPAIRMENT OF INTANGIBLE ASSETS			30,142	[1]
Compensation relating to equity awards granted to employees and others	3,182		3,070	[1]	3,728	[1]
Increase (decrease) in liability for employee rights upon retirement	624		(640)	[1]	(562)	[1]
Deferred income taxes	(1,558)		(5,440)	[1]	2,584	[1]
Non cash expenses in respect of restructuring			601	[1]
Loss from sale of marketable securities					395	[1]
Amortization of premium and accretion of discount on marketable securities, net	554		588	[1]
Equity in earnings of Frontline, net of dividend received	446		(1,232)	[1]	(221)	[1]
Other	268		1,498	[1]	1,224	[1]
Decrease (increase) in accounts receivable:
Trade	(33,721)		31,725	[1]	(42,709)	[1]
Other	(2,954)		(2,708)	[1]	2,694	[1]
Increase (decrease) in accounts payable and accruals:
Trade	11,377		(4,780)	[1]	5,498	[1]
Deferred income	7,466		(8,522)	[1]	1,489	[1]
Other	8,045		(6,166)	[1]	5,070	[1]
Decrease (increase) in inventories	(190)		11,925	[1]	6,870	[1]
Net cash provided by operating activities - continuing operations	45,961		21,443	[1]	51,632	[1]
Net cash used in operating activities - discontinued operations					(787)	[1]
Net cash provided by operating activities	45,961		21,443	[1]	50,845	[1]
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(12,978)		(9,484)	[1]	(7,524)	[1]
Withdrawal (placement) of bank deposits	(35,636)		142,278	[1]	(142,325)	[1]
Purchase of marketable securities	(9,936)		(18,167)	[1]
Redemption of marketable securities	6,037		2,553	[1]	1,967	[1]
Investment in equity method investee	(2,250)				(2,810)	[1]
Proceeds from disposal of property, plant and equipment	39		3,034	[1]	35	[1]
Decrease (increase) in funds in respect of employee rights upon retirement	(262)		(254)	[1]	199	[1]
Net cash provided by (used in) investing activities - continuing operations	(54,986)		119,960	[1]	(150,458)	[1]
Net cash provided by investing activities - discontinued operations					9,155	[1]
Net cash provided by (used in) investing activities	(54,986)		119,960	[1]	(141,303)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of long-term bank loan	(64,000)		(32,000)	[1]	(32,000)	[1]
Issuance of shares, net					90,683	[1]
Employee stock options exercised	3,312		719	[1]	2,063	[1]
Acquisition of treasury shares	(25,795)		(1,959)	[1]
Net cash provided by (used in) financing activities - continuing operations	(86,483)		(33,240)	[1]	60,746	[1]
Net cash provided by (used in) financing activities	(86,483)		(33,240)	[1]	60,746	[1]
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(95,508)		108,163	[1]	(29,712)	[1]
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	256,663	[1]	148,500	[1]	178,212	[1]
CASH AND CASH EQUIVALENTS AT END OF YEAR	161,155		256,663	[1]	148,500	[1]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	1,307		3,495	[1]	5,239	[1]
Income taxes paid	7,739		5,970	[1]	3,637	[1]
Income taxes refunded	371		390	[1]	2,437	[1]
Purchase of property, plant and equipment on credit	$ 908		$ 1,635	[1]	$ 1,300	[1]

[1]	See Note 1a(ii).